Subsequent Events (Details) - USD ($)						1 Months Ended								12 Months Ended
	Feb. 07, 2022	Dec. 01, 2021	Mar. 05, 2021	Oct. 01, 2020	Feb. 28, 2020	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Jun. 14, 2021	Jan. 01, 2020	May 13, 2019
Subsequent Events
Impairment charge on right-of-use assets														$ 57,305,000	$ 4,771,000	$ 0
Impairment of Long-Lived Assets to be Disposed of																18,431,000
Goodwill, impairment loss														0	$ 0	0
Number of shares issued (in shares)							25,000,000		44,230,768			50,400,000	27,600,000
Sale of stock, price per share (usd per share)							$ 25.25					$ 22.50	$ 20.25					$ 26.00
Net proceeds after fees												$ 304,030,000
Debt face amount				$ 1,600,000
Number of shares called per warrant (in shares)															52,800,000					52,800,000
Warrant exercise price (usd per share)																				$ 11.50
Proceeds from warrant exercises														0	$ 277,526,000	0
Stock repurchase program, authorized amount																	$ 250,000,000
Stock repurchase program, remaining authorized repurchase amount														$ 90,644,000
Series A Preferred Stock [Member]
Subsequent Events
Number of shares issued (in shares)									14,375,000
Net proceeds after fees									$ 1,392,671,000
Preferred Stock, Dividends Per Share, Declared						$ 1.3125		$ 1.12
Brand Protection, AntiPiracy, and AntiFraud Solutions | Discontinued Operations, Disposed of by Sale
Subsequent Events
Purchase price																			$ 3,751,000
Impairment of intangible assets																17,967,000
Goodwill, impairment loss																$ 468,000
Subsequent Event
Subsequent Events
Stock repurchase program, authorized amount	$ 1,000,000,000
Subsequent Event | Series A Preferred Stock [Member]
Subsequent Events
Preferred Stock, Dividends Per Share, Declared	$ 1.3125
CPA Global
Subsequent Events
Stock issued				210,357,918
Value of stock issued											$ 43,890,000
Total consideration				$ 8,643,561,000
Cash				2,078,084,000
Clarivate stock to be issued				$ 6,565,477,000
Newly issued ordinary shares (in shares)				210,357,918										1,500,000
Decision Resources Group
Subsequent Events
Total consideration					$ 964,997,000
Cash					$ 900,000,000
Clarivate stock to be issued			$ 61,619,000
Newly issued ordinary shares (in shares)			2,895,638							2,895,638				2,895,638
ProQuest
Subsequent Events
Total consideration		$ 5,046,848,000
Cash		3,951,947,000
Clarivate stock to be issued		$ 1,094,901,000
Newly issued ordinary shares (in shares)		46,910,923